S000066303 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DoubleLine Income Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	10.61%	9.69%	(13.31%)	5.72%	(5.09%)